INVESTMENT IN THE HONG KONG JOINT VENTURE - Financial statements of the Hong Kong Joint Venture (Details) - USD ($)	3 Months Ended											9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Net sales	$ 5,319,014			$ 2,997,338	$ 5,124,750	$ 6,457,295	$ 2,940,768	$ 3,613,786	$ 3,223,678	$ 3,622,269	$ 4,343,291	$ 15,259,235	$ 14,522,813	$ 17,520,151	$ 14,803,024
Gross profit	1,716,623			938,215	1,520,323	2,104,028	1,077,143	653,687	769,992	1,090,346	1,244,829	4,551,126	4,701,494	5,639,709	3,758,854
Net Income (Loss)	$ 35,351	$ 107,696	$ 14,641	$ (456,838)	$ 78,318	$ 725,845	$ (78,982)	$ (3,492,290)	$ (1,011,833)	$ (700,814)	$ (608,954)	$ 157,688	$ 725,181	$ 268,343	(5,813,891)
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member] | Hong Kong Joint Venture
Net sales															8,054,070
Gross profit															276,787
Net Income (Loss)															$ (3,235,107)